Share Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 SEK (kr) Employee kr / shares	Dec. 31, 2024 SEK (kr) Employee Country kr / shares shares	Dec. 31, 2023 Participants Employee	Dec. 31, 2022 Employee
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged		kr 93,000,000
Total compensation expense	kr 5,380,000,000
Payout amount at vesting	kr 1,590,000,000
Exercise price, share options granted | kr / shares		kr 68.62
Vesting Plan One [Member]
Disclosure of Information About Board Management and Employees [line items]
share price at vesting | kr / shares	kr 85.12
Vesting Plan Two [Member]
Disclosure of Information About Board Management and Employees [line items]
share price at vesting | kr / shares	85.5
Vesting Plan Three [Member]
Disclosure of Information About Board Management and Employees [line items]
share price at vesting | kr / shares	kr 84.84
Reporting year [member]
Disclosure of Information About Board Management and Employees [line items]
Total compensation expense	kr 1,790,000,000	kr 2,073,000,000
Provisions for cash settled plans	2,982,000,000	2,992,000,000
Social Charges included in the provision for cash-settled plans	292,000,000	kr 272,000,000
Purchased call options [member]
Disclosure of Information About Board Management and Employees [line items]
Call option vesting period		one year
Purchased call options [member] | Jan Carlson [Member]
Disclosure of Information About Board Management and Employees [line items]
Purchase of options shares | shares		132,538
Purchase price of share options | kr / shares		kr 15.09
Key contributor retention plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense of cash settlement	1,610,000,000	kr 1,953,000,000
Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense of cash settlement	5,000,000	kr 27,000,000
Ericsson Share Purchase Plan [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of countries launched the plan | Country		72
Cash payment percentage out of contribution amount		15.00%
Number of eligible employees | Employee		73,879
Maximum value of yearly purchase of Ericsson B-shares		kr 55,000
Key Contributor Plan 2023 [Member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period			2 years
Number of Vonage employees retention plan | Participants			87
Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan | Employee				165
The President and CEO [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged	kr 175,000,000
Retention Of Key Employees [member] | 2025 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid 3rd year	50.00%
Retention Of Key Employees [member] | Key Contributor Plan 2019 [member] | 2023 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid 1st year	25.00%
Retention Of Key Employees [member] | Key Contributor Plan 2019 [member] | 2024 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid 2nd year	25.00%
Retention Of Key Employees [member] | Key Contributor Plan 2025 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards	there are multiple levels between 10%–50% of the participants’ annual gross salary.
Number of employees who selected for plan | Employee	9,785
Retention Of Key Employees [member] | Key Contributor Plan 2024 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards		there are multiple levels between 10%–50% of the participants’ annual gross salary (deviation exists in legal entities Vonage).
Number of employees who selected for plan | Employee		9,538
Retention Of Key Employees [member] | Key Contributor Plan 2023 [Member]
Disclosure of Information About Board Management and Employees [line items]
Vesting description			vesting is 50%/50% on each annual anniversary.
Number of awards			There are multiple levels between 10%–50% of the participants’ annual gross salary. The former Vonage entitlements are included and updated in the numbers
Number of employees who selected for plan | Employee			10,154
Retention Of Key Employees [member] | Key Contributor Plan 2022 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of employees who selected for plan | Employee				7,704
Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period	3 years
Long-term variable compensation program [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting description	Awards under LTV (Performance Share Awards) are granted to the participants, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (vesting period).
Vesting period	3 years
Rest of the Countries [Member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level				15.00%
Percentage of high award level				25.00%
US [member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level				35.00%
CA [Member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of high award level				45.00%